COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	98.9%
COMMUNICATIONS—TOWERS	16.4%
American Tower Corp.(a)		3,842,770	$965,380,679
Crown Castle International Corp.		841,387	155,320,040
SBA Communications Corp.		783,255	269,518,046

			1,390,218,765

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.9%
Boyd Gaming Corp.		852,986	56,109,419
Caesars Entertainment, Inc.(b)		316,066	24,450,866

			80,560,285

REAL ESTATE	81.6%
DATA CENTERS	5.9%
Digital Realty Trust, Inc.		1,966,952	278,913,793
DigitalBridge Group, Inc.(b)		9,901,309	71,289,425
Equinix, Inc.(a)		200,505	148,698,518

			498,901,736

HEALTH CARE	11.5%
Healthcare Trust of America, Inc., Class A		4,553,128	142,695,032
Healthpeak Properties, Inc.		9,700,011	333,001,378
Ventas, Inc.		1,216,870	75,153,891
Welltower, Inc.		4,395,037	422,538,857

			973,389,158

HOTEL	1.2%
Host Hotels & Resorts, Inc.		5,089,073	98,880,688

INDUSTRIALS	11.3%
Americold Realty Trust		5,556,843	154,924,783
BG LLH, LLC (Lineage Logistics)(c)		512,050	48,992,938
Duke Realty Corp.		6,410,769	372,209,248
First Industrial Realty Trust, Inc.		1,338,256	82,851,429
Prologis, Inc.		1,842,511	297,528,676

			956,507,074

NET LEASE	4.9%
NETSTREIT Corp.(d)		3,589,996	80,559,510
Realty Income Corp.		4,807,904	333,187,747

			413,747,257

		Shares	Value
OFFICE	2.3%
Cousins Properties, Inc.		2,970,704	$119,689,664
WeWork, Inc., Class A(b)		11,278,220	76,917,461

			196,607,125

REAL ESTATE SERVICES	2.8%
Jones Lang LaSalle, Inc.(b)		978,160	234,230,194

RESIDENTIAL	19.4%
APARTMENT	11.8%
Apartment Income REIT Corp.		5,019,491	268,341,989
Camden Property Trust		1,003,005	166,699,431
Essex Property Trust, Inc.		708,591	244,804,019
UDR, Inc.		5,642,609	323,716,478

			1,003,561,917

APARTMENT—FOREIGN	1.4%
Tricon Residential, Inc. (Canada)		7,773,867	123,449,008

MANUFACTURED HOME	2.2%
Sun Communities, Inc.		1,063,682	186,452,818

SINGLE FAMILY	4.0%
Invitation Homes, Inc.		8,359,851	335,898,813

TOTAL RESIDENTIAL			1,649,362,556

SELF STORAGE	11.1%
CubeSmart		5,287,904	275,129,645
Public Storage		1,697,973	662,684,903

			937,814,548

SHOPPING CENTERS	8.9%
COMMUNITY CENTER	4.2%
Acadia Realty Trust(d)		6,991,656	151,509,186
Kimco Realty Corp.		2,757,895	68,120,006
Kite Realty Group Trust		5,946,017	135,390,807

			355,019,999

REGIONAL MALL	4.7%
Simon Property Group, Inc.		3,039,118	399,826,364

TOTAL SHOPPING CENTERS			754,846,363

SPECIALTY	1.5%
Lamar Advertising Co., Class A		1,125,196	130,725,271

		Shares	Value
TIMBER	0.8%
Weyerhaeuser Co.		1,860,666	$70,519,241

TOTAL REAL ESTATE			6,915,531,211

TOTAL COMMON STOCK (Identified cost—$6,319,482,892)			8,386,310,261

SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(e)		89,274,774	89,274,774

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$89,274,774)			89,274,774

PURCHASED OPTION CONTRACTS (Premiums paid—$504,965)	0.0%		447,735

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,409,262,631)	100.0%		8,476,032,770
WRITTEN OPTION CONTRACTS (Premiums received—$5,759,997)	(0.1)		(6,232,965)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		8,306,289

NET ASSETS	100.0%		$8,478,106,094

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Paid	Value
Call — Simon Property Group, Inc.	$140.00	5/20/22	1,571	$20,668,076	$504,965	$447,735

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — Host Hotels & Resorts, Inc.	$19.00	5/20/22	(8,950)	$(17,389,850)	$(617,550)	$(1,387,250)
Call — Simon Property Group, Inc.	150.00	5/20/22	(3,142)	(41,336,152)	(334,846)	(301,632)
Call — Ventas, Inc.	60.00	5/20/22	(3,690)	(22,789,440)	(236,160)	(1,365,300)
Call — Public Storage	420.00	6/17/22	(535)	(20,879,980)	(259,300)	(417,300)
Put — Invitation Homes, Inc.	37.50	5/20/22	(10,000)	(40,180,000)	(652,886)	(600,000)
Put — Prologis, Inc.	135.00	5/20/22	(1,405)	(22,687,940)	(469,270)	(105,375)
Put — Simon Property Group, Inc.	105.00	5/20/22	(1,571)	(20,668,076)	(180,776)	(100,544)
Put — Digital Realty Trust, Inc.	135.00	6/17/22	(2,670)	(37,860,600)	(760,419)	(961,200)
			(31,963)	$(223,792,038)	$(3,511,207)	$(5,238,601)

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — American Tower Corp.	Goldman Sachs International	$230.00	5/20/22	(829)	$(20,826,138)	$(1,090,135)	$(235,396)
Put — Americold Realty Trust	Goldman Sachs International	27.90	5/20/22	(6,263)	(17,461,244)	(1,158,655)	(758,968)
				(7,092)	$(38,287,382)	$(2,248,790)	$(994,364)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $67,506,792 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)

Restricted security. Aggregate holdings equal 0.6% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $32,522,915. Security value is determined based on significant unobservable inputs (Level 3).

(d)	Affiliated issuer in which the Fund owns 5% or more of the outstanding voting shares.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate—Industrials	$956,507,074	$907,514,136	$—	$48,992,938	(a)
Other Industries	7,429,803,187	7,429,803,187	—	—
Short-Term Investments	89,274,774	—	89,274,774	—
Purchased Option Contracts	447,735	447,735	—	—

Total Investments in Securities(b)	$8,476,032,770	$8,337,765,058	$89,274,774	$48,992,938

Written Option Contracts	$(6,232,965)	$(2,312,101)	$(3,920,864)	$—

Total Derivative Liabilities(b)	$(6,232,965)	$(2,312,101)	$(3,920,864)	$—

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2021	$51,414,933
Change in unrealized appreciation (depreciation)	(2,421,995)

Balance as of March 31, 2022	$48,992,938

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(2,421,995).

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2022	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Real Estate— Industrial	$48,992,938	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	25.3x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$20,668,076	$160,290,123

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for purchased option contracts and three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 3. Other Transactions with Affiliates

Other Transactions with Affiliates: The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by the Fund that are deemed to be “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the three months ended March 31, 2022:

	Common Stock— Real Estate— NETSTREIT Corp.	Common Stock— Real Estate— Acadia Realty Trust
Beginning Value as of December 31, 2021	$—	$79,610,517
Purchases at Cost	80,828,821	71,792,868
Proceeds from Sales	—	—
Net Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(269,311)	105,801

Ending Value as of March 31, 2022	$80,559,510	$151,509,186

Shares as of March 31, 2022	3,589,996	6,991,656

Dividend Income	$717,999	$1,258,498